Property, plant and equipment, net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net
6.
Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Cost:
Computers and electronic equipment	8,349,956	9,537,316
Office furniture	238,222	266,252
Leasehold improvement	1,395,308	1,550,648
Transportation equipment	—	41,014
Construction in progress	—	16,119,419
Less: Accumulated depreciation	(2,734,442)	(6,087,694)
Property, plant and equipment, net	7,249,044	21,426,955

Depreciation expenses recognized for the years ended December 31, 2020, 2021 and 2022 were RMB187,277, RMB2,510,398 and RMB3,353,055, respectively.